Acquisitions and Disposals - Summary of Business Acquisitions and Disposals (Detail) - EUR (€) € in Millions		12 Months Ended
	Jan. 15, 2018	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2019	Jul. 26, 2019	Oct. 01, 2018	Jul. 02, 2018
Disclosure of Acquisitions and Disposals [Line Items]
Cash consideration payable		€ 1,149
Carver Korea [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition of noncontrolling interest, percentage	2.00%
Ownership percentage	100.00%
Deal completion date			Jan. 15, 2018
Acquired/disposed business			Acquired the remaining 2% non-controlling interest of Carver Korea bringing the Group’s ownership to 100%.
Quala beauty and personal and home care [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Feb. 28, 2018
Acquired/disposed business			Acquired Quala beauty & personal and home care business in Latin America.
Global spreads business (excluding South Africa) [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Jul. 02, 2018
Acquired/disposed business			Sold the global Spreads business (excluding Southern Africa) to KKR.
Adityaa Milk Ice Cream [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Sep. 27, 2018
Acquired/disposed business			Acquired Adityaa Milk, an ice cream business in India. The acquisition strengthens Unilever front end distribution reach in India.
Betty Ice Cream [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Nov. 01, 2018
Acquired/disposed business			Acquired Betty Ice, a leading ice cream business in Romania. The acquisition enriches Unilever's product range through local offerings and price tiers.
Denny Ice Cream [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Dec. 03, 2018
Acquired/disposed business			Acquired Denny Ice, an ice cream business in Bulgaria to strengthen local product knowledge.
Spreads business in South Africa [member]
Disclosure of Acquisitions and Disposals [Line Items]
Cash consideration payable							€ 306
Deal completion date			Jul. 02, 2018
Acquired/disposed business			Sold the Spreads business in Southern Africa to Remgro plus a cash consideration of €306 million in exchange for Remgro’s 25.75% shareholding in Unilever South Africa.
South Africa holdings [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage							25.75%
Equilibra [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage						75.00%
Deal completion date			Oct. 01, 2018
Acquired/disposed business			Acquired 75% of Equilibra, the Italian personal care and wellbeing business. The acquisition complements Unilever’s product range through its presence in the ‘natural’ personal care segment.
Vegetarian Butcher [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Dec. 31, 2018
Acquired/disposed business			Acquired Vegetarian Butcher, a vegetarian meat replacement, foods business in the Netherlands. The acquisition fits with Unilever’s strategy to expand its portfolio into plant-based foods responding to the growing trend of vegetarian and vegan meals
The Laundress [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Jan. 28, 2019
Acquired/disposed business		Acquired the Laundress, a global premium eco-friendly laundry care business in the US. The acquisition expands our portfolio into the premium home care market.
Graze [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Feb. 05, 2019
Acquired/disposed business		Acquired Graze, the leading healthy snacking business in the UK. The acquisition accelerates our presence in the healthy snacking and out of home markets.
Alsa Baking [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Mar. 01, 2019
Acquired/disposed business		Sold the global Alsa baking and dessert business to Dr. Oetker.
Garancia [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Apr. 05, 2019
Acquired/disposed business		Acquired Garancia, a derma-cosmetic business in France. The acquisition strengthens our prestige portfolio in the pharmacy channel.
Olly Nurtrition [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		May 21, 2019
Acquired/disposed business		Acquired Olly Nutrition, a US based vitamins, minerals and supplements business that accelerates our presence and competitiveness in the wellness market.
Fluocaril And Parogencyl [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Jun. 28, 2019
Acquired/disposed business		Acquired Fluocaril and Parogencyl oral care businesses in France and Spain. The acquisition complements our existing oral care portfolio and strengthens our distribution in the European pharmacy channel.
Tatcha [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage					95.00%
Deal completion date		Jul. 26, 2019
Acquired/disposed business		Acquired 95% of Tatcha, a leading prestige skin care business in the US. Tatcha is a modern skin care brand with a focus on natural ingredients, product experience, premium design and packaging quality.
Astrix [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Aug. 30, 2019
Acquired/disposed business		Acquired Astrix, a personal and home care business in Bolivia that further strengthens our local market competitiveness.
Lenor [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage				70.00%
Deal completion date		Oct. 01, 2019
Acquired/disposed business		Acquired 70% of Lenor, a premium skin care business based in Japan. The acquisition expands our portfolio into Japanese beauty, premium face and derma care in Japan and China.
Deal completion date		Oct. 01, 2019
Frufru [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage				75.00%
Deal completion date		Oct. 01, 2019
Acquired/disposed business		Acquired 75% of FruFru, a healthy food business in Romania which accelerates our local presence and competitiveness in the healthy food market.